Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory rate	34.00%	34.00%